INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Text Block]

	12-31-2020	12-31-2019
Components of Inventory	ThU.S.$	ThU.S.$
Raw materials	83,267	129,004
Production supplies	129,065	128,229
Work in progress	64,449	69,760
Finished goods	460,419	532,200
Spare Parts	201,079	194,674
Total Inventories	938,279	1,053,867